Commitments and Contingencies (Details) - Angel Studios, Inc. CIK: 0001671941					1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 25, 2024 item	Aug. 30, 2024 USD ($) installment	May 28, 2024 USD ($)	Oct. 05, 2017 item	Jun. 30, 2019 USD ($) item	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2014 item	Aug. 31, 2024 USD ($)	May 31, 2024 USD ($)	Jul. 31, 2022 USD ($)
Commitments And Contingencies [Line Items]
Equity interest													8.00%
Equity interest purchase price													$ 1,700,000
Amounts funded to support operations						$ 1,000,000	$ 4,400,000	$ 900,000
Purchase price											$ 30,000,000
Funding related to supporting operations						1,300,000	2,200,000
Payments related to proposed acquisition						2,300,000	2,300,000
Non-refundable earnest money deposit						500,000	500,000
Cash to acquire preferred units						1,800,000	1,800,000
Lease expense for operating leases							900,000	700,000	$ 500,000
Lease payments							800,000	700,000	$ 500,000
Loan guarantee payable						$ 7,638,416	9,112,500
Maximum guarantee exposure							3,100,000
Loan principal secured amount												$ 500,000
Coupon rate (in percent)												10.00%
Threshold gross revenue							100,000,000	$ 100,000,000
Percentage of revenue reduction								20.00%
ClearPlay Litigation
Commitments And Contingencies [Line Items]
Number of titles | item										8
Amount of royalty		$ 1,800,000
Number of monthly installments | installment		36
Settlement amount per installment		$ 50,000
Disney Litigation and the Preliminary Injunction
Commitments And Contingencies [Line Items]
Number of additional plaintiffs | item				3
Number of titles | item				819	819
Statutory damages for each infringed title					$ 75,000,000
Statutory damages awarded					61,400,000
Statutory damages for DMCA violations for each infringed title					1,000
Statutory damages awarded for DMCA violations					1,000,000
Total award					$ 62,400,000
Chosen Arbitration
Commitments And Contingencies [Line Items]
Total award			$ 30,000
Number of arbitrators | item	3
Guaranteed loan
Commitments And Contingencies [Line Items]
Loan principal secured amount							$ 8,500,000
Coupon rate (in percent)							10.00%
Class C Common Stock
Commitments And Contingencies [Line Items]
Number of common stock issued | shares								528,914
Adjusted shares | shares								842,696
Maximum [Member]
Commitments And Contingencies [Line Items]
Escalation of monthly lease payments							5.00%
Minimum [Member]
Commitments And Contingencies [Line Items]
Escalation of monthly lease payments							3.00%